ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 93.6%
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.3%
Strattec Security (1)(2)	190,600	7,294
TRW (2)	710,600	17,104
		24,398
Automobiles 0.0%
Winnebago	40,000	1,255
		1,255
Distributors 0.2%
Keystone Automotive (2)	475,000	18,060
		18,060
Diversified Consumer Services 1.1%
Corinthian Colleges (2)	2,550,000	27,565
Matthews International, Class A	1,444,600	53,176
		80,741
Hotels, Restaurants & Leisure 3.1%
Applebee's	1,057,512	22,747
BJ's Restaurants (2)	756,300	16,646
CEC Entertainment (2)	464,000	14,621
Panera Bread, Class A (2)	550,000	32,038
PF Chang's China Bistro (2)	420,000	14,578
Red Robin Gourmet Burgers (1)(2)	827,500	38,156
Ruby Tuesday	400,800	11,299
Sonic (2)	1,976,625	44,691
Texas Roadhouse, Class A (2)	170,000	2,088
The Cheesecake Factory (2)	1,296,000	35,238
		232,102
Household Durables 0.4%
Jarden (2)	825,000	27,200
		27,200
Internet & Catalog Retail 0.3%
priceline.com (2)	570,000	20,970
		20,970
Leisure Equipment & Products 1.0%
Brunswick	785,200	24,491
MarineMax (2)	722,000	18,375
Polaris Industries	80,000	3,292
Pool	775,537	29,858
		76,016
Media 0.8%
Emmis Communications (2)	644,300	7,893
Entercom Communications	458,500	11,554
Scholastic (2)	1,353,800	42,171
Young Broadcasting (2)	430,700	990
		62,608
Multiline Retail 0.2%
Big Lots (2)	745,000	14,758
		14,758
Specialty Retail 4.2%
AC Moore Arts & Crafts (2)	313,800	5,972
AnnTaylor Stores (2)	1,693,700	70,898
Borders Group	1,725,000	35,190
Christopher & Banks	923,950	27,238
Cost Plus (2)	950,000	11,372
Hibbett Sporting Goods (2)	900,000	23,562
Hot Topic (2)	1,695,000	18,882
J Crew Group (2)	172,500	5,187
Monro Muffler Brake (1)	875,000	29,759
Petco (2)	1,500,000	42,960
Select Comfort (2)	375,000	8,205
The Finish Line, Class A	450,000	5,679
Zumiez (2)	900,000	24,300
		309,204
Textiles, Apparel & Luxury Goods 0.4%
Under Armour (2)	283,162	11,332
Warnaco Group (2)	800,000	15,472
		26,804
Total Consumer Discretionary		894,116
CONSUMER STAPLES 1.4%
Food & Staples Retailing 1.1%
Casey's General Stores	1,698,000	37,815
Pantry (2)	585,000	32,976
Wild Oats Markets (2)	881,900	14,260
		85,051
Food Products 0.1%
ADM Cranberry (2)(3)	164	55
Makepeace (2)	164	1,640
Seneca Foods, Class B (2)	72,000	1,982
Seneca Foods, Class A (2)	187,600	5,084
		8,761
Personal Products 0.2%
Bare Escentuals (2)	155,000	4,208
Chattem (2)	243,000	8,534
		12,742
Total Consumer Staples		106,554
ENERGY 5.3%
Energy Equipment & Services 3.3%
FMC Technologies (2)	1,210,000	64,977
Grant Prideco (2)	250,000	9,508
Hanover Compressor (2)	1,625,000	29,607
Hydril (2)	373,300	20,927
Input/Output (2)	1,400,000	13,902
Key Energy Services (2)	250,600	3,408
Seacor (2)	899,500	74,209
Superior Well Services (2)	37,430	741
Union Drilling (2)	500,000	5,500
W-H Energy Services (2)	473,900	19,653
		242,432
Oil, Gas & Consumable Fuels 2.0%
Bill Barrett (2)	1,363,000	33,475
Forest Oil (2)	1,575,100	49,757
Foundation Coal Holdings	1,000,000	32,370
Geomet (2)	295,000	2,773
Mariner Energy (2)	1,649,728	30,306
		148,681

Total Energy		391,113
FINANCIALS 18.2%

Capital Markets 2.2%
Affiliated Managers Group (2)	550,000	55,060
Investors Financial Services	751,000	32,353
Marketaxess (2)	1,000,000	10,470
Penson Worldwide (2)	800,000	14,360
Piper Jaffray Cos (1)(2)	835,000	50,618
		162,861
Commercial Banks 6.6%
Boston Private Financial	750,000	20,910
Cascade Bancorp	800,000	30,040
Chittenden	2,010,187	57,672
Citizens Banking	1,613,500	42,371
Frontier Financial	691,650	17,941
Glacier Bancorp	1,163,420	39,754
Pinnacle Financial Partners (1)(2)	650,000	23,270
Placer Sierra Bancshares	875,000	19,434
Preferred Bank	200,000	11,994
Prosperity Bancshares	1,100,000	37,444
Provident Bankshares	952,078	35,275
Sandy Spring Bancorp	670,000	23,691
Signature Bank (2)	600,000	18,558
Texas Capital Bancshares (2)	849,100	15,895
Valley National Bancorp	1,595,311	40,792
WestAmerica	1,190,000	60,107
		495,148
Insurance 4.4%
Aspen Insurance Holdings	1,300,000	33,579
Assured Guaranty	1,890,000	49,008
Bristol West Holdings	1,250,000	18,187
Horace Mann Educators	775,000	14,903
Infinity Property & Casualty	998,900	41,085
Markel (2)	110,000	45,173
National Financial Partners	338,000	13,868
Ohio Casualty	2,495,700	64,564
PartnerRe	365,000	24,663
Selective Insurance	400,000	21,044
		326,074
Real Estate Investment Trusts (REITs) 3.0%
DiamondRock Hospitality, REIT	912,300	15,153
EastGroup Properties, REIT	887,600	44,256
Equity Lifestyle Properties, REIT	315,000	14,399
Essex Property Trust, REIT	100,000	12,140
Glenborough Realty Trust, REIT	750,000	19,297
LaSalle Hotel Properties, REIT	495,400	21,471
Parkway Properties, REIT	399,700	18,582
PS Business Parks, REIT	600,000	36,180
Reckson Associates Realty, REIT	265,900	11,380
Washington SBI, REIT	825,000	32,835
		225,693
Thrifts & Mortgage Finance 2.0%
First Niagara Financial	2,500,000	36,450
Harbor Florida Bancshares (1)	1,500,000	66,465
NewAlliance Bancshares	3,000,000	43,950
		146,865

Total Financials		1,356,641
HEALTH CARE 13.9%

Biotechnology 3.7%
Alexion Pharmaceutical (2)	375,000	12,742
Alkermes (2)	938,700	14,878
Altus Pharmaceuticals (2)	169,682	2,710
Amylin Pharmaceuticals (2)	430,000	18,950
Cephalon (2)	353,517	21,830
Cubist Pharmaceuticals (2)	947,200	20,592
CV Therapeutics (2)	104,300	1,162
Cytokinetics (2)	300,000	1,929
deCode genetics (2)	683,703	3,760
Incyte Genomics (2)	1,625,000	6,874
InterMune (2)	1,250,000	20,525
Martek Biosciences (2)	700,800	15,074
Memory Pharmaceuticals (2)	366,000	373
Myogen (2)	530,700	18,617
Myriad Genetics (2)	1,000,000	24,650
Neurocrine Biosciences (2)	437,500	4,703
NPS Pharmaceuticals (2)	164,000	625
ONYX Pharmaceuticals (2)	375,000	6,484
Rigel Pharmaceuticals (2)	648,400	6,659
Senomyx (2)	600,000	9,222
Tercica (2)	250,000	1,333
Theravance (2)	279,800	7,566
Trimeris (2)	500,000	4,400
Vertex Pharmaceuticals (2)	1,500,000	50,475
		276,133
Health Care Equipment & Supplies 4.5%
Analogic	434,500	22,299
DJO (2)	668,000	27,742
Edwards Lifesciences (2)	589,900	27,483
Greatbatch (2)	712,300	16,112
Home Diagnostics (2)	219,000	2,867
Integra LifeSciences (2)	1,251,000	46,887
Northstar Neuroscience (2)	325,000	4,290
NuVasive (2)	550,000	11,061
Nxstage Medical (2)	814,300	7,141
ResMed (2)	2,000,000	80,500
Stereotaxis (2)	600,000	6,210
Steris	1,000,100	24,062
Thoratec (2)	1,475,000	23,025
Wright Medical Group (2)	1,350,000	32,738
		332,417
Health Care Providers & Services 4.2%
AMERIGROUP (2)	860,000	25,413
Centene (2)	1,350,000	22,194
Healthspring (2)	400,000	7,700
Henry Schein (2)	1,269,400	63,648
LifePoint Hospitals (2)	1,300,000	45,916
Odyssey Healthcare (2)	235,000	3,332
Sunrise Senior Living (1)(2)	2,738,200	81,790
Symbion (2)	899,000	16,505
United Surgical Partners International (2)	1,627,500	40,411
Visicu (2)	43,000	386
VistaCare, Class A (2)	500,000	5,200
		312,495
Life Sciences Tools & Services 0.1%
Exelixis (2)	995,000	8,667
Nektar Therapeutics (2)	175,100	2,523
		11,190
Pharmaceuticals 1.4%
Alexza Pharmaceuticals (2)	250,000	2,032
Atherogenics (2)	950,000	12,511
Inspire Pharmaceuticals (2)	1,220,000	6,210
Medicines Company (2)	600,000	13,536
Medicis Pharmaceutical, Class A	1,200,000	38,820
Noven Pharmaceuticals (2)	986,300	23,790
Xenoport (2)	400,000	8,148
		105,047
Total Health Care		1,037,282
INDUSTRIALS & BUSINESS SERVICES 17.5%
Aerospace & Defense 2.2%
Argon (2)	450,000	10,786
Armor Holdings (2)	1,077,300	61,762
Moog, Class A (2)	1,025,000	35,526
Teledyne Technologies (2)	1,425,000	56,430
		164,504
Air Freight & Logistics 1.1%
EGL (2)	1,222,300	44,541
Pacer International	285,000	7,911
UTi Worldwide	1,102,800	30,845
		83,297
Airlines 0.2%
Frontier Airlines Holdings (2)	710,000	5,858
Midwest Air Group (2)	555,600	4,378
		10,236
Building Products 0.1%
Trex (2)	326,600	7,891
		7,891
Commercial Services & Supplies 4.0%
Angelica (1)	700,000	11,907
G & K Services, Class A	962,700	35,071
Herman Miller	1,490,700	50,997
Kforce (2)	1,261,200	15,046
LECG (1)(2)	1,250,000	23,450
Multi-Color (1)	435,000	12,506
Pike Electric (2)	698,000	10,400
Resources Global Professionals (2)	1,520,000	40,721
Ritchie Bros Auctioneers	679,500	36,428
Synagro Technologies	2,300,000	9,706
Waste Connections (2)	1,050,000	39,806
West Corporation (2)	301,908	14,582
		300,620
Construction & Engineering 0.2%
Insituform Technologies, Class A (2)	698,100	16,950
		16,950
Electrical Equipment 2.4%
A.O. Smith	1,745,700	68,833
Baldor Electric (1)	1,818,400	56,061
Belden CDT	1,245,000	47,596
Woodward Governor	269,100	9,026
		181,516
Machinery 5.2%
3-D Systems (2)	494,400	9,067
Accuride (2)	1,498,300	16,496
Actuant, Class A	1,053,600	52,786
Cascade	440,000	20,086
ESCO Technologies (2)	580,200	26,713
Graco	1,020,000	39,841
Harsco	929,600	72,184
IDEX	406,950	17,519
Lindsay Manufacturing (1)	1,062,200	30,538
RBC Bearings (1)(2)	1,036,400	25,029
Toro	1,790,000	75,484
		385,743
Road & Rail 0.8%
Heartland Express	533,448	8,365
Knight Transportation	2,035,800	34,507
Ryder System	280,000	14,470
		57,342
Trading Companies & Distributors 1.3%
Applied Industrial Technologies	630,400	15,382
Electro Rent (2)	564,300	9,599
H&E Equipment Services (2)	391,200	9,541
Interline Brands (2)	1,145,000	28,259
NuCo2 (1)(2)	900,000	24,210
Transdigm Group (2)	219,800	5,367
		92,358

Total Industrials & Business Services		1,300,457

INFORMATION TECHNOLOGY 18.0%

Communications Equipment 0.8%
ADTRAN	1,050,000	25,032
Finisar (2)	5,250,000	19,058
IXIA (2)	975,000	8,687
Packeteer (2)	477,500	4,111
Tekelec (2)	416,700	5,400
		62,288
Computers & Peripherals 0.5%
Emulex (2)	1,050,000	19,079
Intermec (2)	250,000	6,590
Synaptics (2)	544,000	13,257
		38,926
Electronic Equipment & Instruments 2.4%
Cogent (2)	312,000	4,284
DTS (2)	575,000	12,179
Global Imaging Systems (2)	192,800	4,255
KEMET (2)	1,845,000	14,889
Littelfuse (2)	838,801	29,106
Mercury Computer Systems (2)	118,300	1,402
Methode Electronics	954,700	9,079
MTS Systems	900,000	29,106
National Instruments	600,000	16,404
Newport (2)	789,600	12,870
Orbotech (2)	775,000	18,368
Plexus (2)	325,000	6,240
Scansource (2)	624,200	18,932
		177,114
Internet Software & Services 1.9%
24/7 Media (2)	2,000,000	17,080
Bankrate (2)	600,000	15,936
CNET Networks (2)	2,800,000	26,824
Digital Insight (2)	620,000	18,178
Digital River (2)	531,400	27,165
Digitas (2)	1,250,000	12,025
Websense (2)	950,000	20,530
WebSideStory (2)	400,000	5,284
		143,022
IT Services 2.7%
CACI International, Class A (2)	720,800	39,651
Global Payments	1,176,000	51,756
Heartland Payment	387,700	10,080
Iron Mountain (2)	433,200	18,602
Maximus	833,300	21,749
MPS Group (2)	2,621,800	39,616
RightNow Technologies (2)	1,284,000	20,043
		201,497
Semiconductor & Semiconductor Equipment 4.2%
AMIS Holdings (2)	700,000	6,643
Atheros Communications (2)	550,000	9,971
ATMI (2)	298,500	8,677
Brooks-Pri Automation (2)	1,145,000	14,942
Cabot Microelectronics (2)	430,000	12,393
Conexant Systems (2)	12,750,000	25,500
Credence Systems (2)	1,450,000	4,133
Cymer (2)	830,000	36,445
Entegris (2)	3,752,372	40,938
Exar (2)	1,163,000	15,456
FEI (2)	800,000	16,888
Lattice Semiconductor (2)	2,268,800	15,473
Microsemi (2)	180,000	3,393
MKS Instruments (2)	951,200	19,319
ON Semiconductor (2)	62,000	365
PDF Solutions (1)(2)	1,400,000	15,344
Power Integrations (2)	795,000	15,582
Semtech (2)	1,764,000	22,509
Silicon Laboratories (2)	800,000	24,816
Virage Logic (2)	400,000	3,644
		312,431
Software 5.5%
Altiris (2)	700,000	14,763
Bottomline Technologies (2)	900,000	8,784
Catapult Communications (2)	468,600	3,917
FactSet Research Systems	1,100,000	53,427
FileNet (2)	1,250,000	43,538
Hyperion Solutions (2)	750,000	25,860
Internet Security Systems (2)	901,400	25,023
Jack Henry & Associates	2,970,100	64,659
Kronos (2)	950,000	32,386
Motive (2)	851,000	1,966
Open Solutions (2)	476,800	13,737
Progress Software (2)	900,000	23,400
Quest Software (2)	1,515,500	21,641
Red Hat (2)	856,700	18,059
SPSS (2)	536,400	13,372
THQ (2)	1,000,000	29,170
Wind River Systems (2)	1,300,000	13,923
		407,625

Total Information Technology		1,342,903
MATERIALS 3.8%

Chemicals 2.6%
Airgas	1,620,000	58,596
Arch Chemicals (1)	1,198,100	34,086
Ferro	1,097,400	19,512
MacDermid	875,000	28,543
Material Sciences (2)	691,100	6,883
Minerals Technologies	600,400	32,061
Symyx Technologies (2)	575,000	12,184
		191,865
Containers & Packaging 0.1%
Chesapeake Corp.	710,000	10,160
Smurfit-Stone Container (2)	191,100	2,140
		12,300
Metals & Mining 1.1%
Adrian Steel (1)	13,000	5,109
Coal Creek	9,295	3,021
Gibraltar Industries	559,800	12,416
Lihir Gold (AUD) (2)	7,971,900	17,191
Meridian Gold (2)	1,700,000	42,262
		79,999
Total Materials		284,164
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.7%
Ntelos (2)	853,050	10,893
Premiere Global Services (2)	1,120,000	9,722
Time Warner Telecom, Class A (2)	1,550,000	29,466
		50,081
Wireless Telecommunication Services 0.1%
SBA Communications (2)	400,000	9,732
		9,732
Total Telecommunication Services		59,813
TRUSTS & MUTUAL FUNDS 0.6%
Trusts & Mutual Funds 0.6%
iShares Russell 2000	600,000	43,200
Total Trusts & Mutual Funds		43,200
UTILITIES 2.1%
Electric Utilities 1.3%
Cleco	817,200	20,626
El Paso Electric (2)	701,200	15,665
Empire District Electronics	740,600	16,575
Unisource Energy	1,224,700	40,819
		93,685
Gas Utilities 0.6%
SEMCO Energy (2)	1,300,000	7,332
Southwest Gas	1,250,000	41,650
		48,982
Independent Power Producers & Energy Traders 0.2%
Black Hills	400,000	13,444
		13,444
Total Utilities		156,111
Total Common Stocks (Cost $5,131,172)		6,972,354
SHORT-TERM INVESTMENTS 6.2%
Money Market Funds 6.1%
T. Rowe Price Reserve Investment Fund, 5.37% (1)(4)	453,094,031	453,094
		453,094
U.S. Government Agency Obligations 0.1%
U.S. Treasury Bills, 4.742%, 11/2/06 (5)	7,500,000	7,469
		7,469
Total Short-Term Investments (Cost $460,563)		460,563
Total Investments in Securities
99.8% of Net Assets (Cost $5,591,735)		$7,432,917

†	Denominated in U.S. dollars unless otherwise noted
(1)	Affiliated Company
(2)	Non-income producing
(3)	Restricted Security
(4)	Seven-day yield
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2006.
AUD	Australian Dollar
REIT	Real Estate Investment Trust

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	9/30/06	12/31/05
Adrian Steel	$-	$-	$39	$5,109	$4,745
Angelica	-	-	231	11,907	11,578
Arch Chemicals	-	-	719	34,086	35,823
Baldor Electric	6,797	-	869	56,061	*
Consolidated Graphics	-	22,293	-	-	46,957
Harbor Florida
Bancshares	5,197	-	1,196	66,465	50,451
J. Jill Group	-	-	-	-	15,224
LECG	2,881	-	-	23,450	*
Lifeline Systems	-	-	-	-	25,461
Lindsay Manufacturing	-	-	196	30,538	20,426
Monro Muffler Brake	1,601	-	144	29,759	25,014
Multi-Color	11,639	-	36	12,506	*
NuCo2	24,469	-	-	24,210	-
PDF Solutions	4,786	-	-	15,344	*
Pinnacle Financial
Partners	6,412	-	-	23,270	10,509
Piper Jaffray Cos	-	7,342	-	50,618	40,097
RBC Bearings	12,882	-	-	25,029	*
Red Robin Gourmet
Burgers	7,814	-	-	38,156	*
Strattec Security	-	-	-	7,294	7,704
Sunrise Senior Living	-	-	-	81,790	92,305
T. Rowe Price Reserve
Investment Fund,
5.37%	¤	¤	21,620	453,094	637,218
Totals			$25,050	$988,686	$1,023,512

‡	Includes dividend income of $25,050 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2005.
¤	Purchase and sale information not shown for cash management funds.

Open Futures Contracts at September 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 463 Russell 2000 contracts,
$7,000 par of 4.742% U.S. Treasury Bills
pledged as initial margin	12/06	$169,481	$3,797
Net payments (receipts) of variation
margin to date			(5,024)
Variation margin receivable (payable)
on open futures contracts			$(1,227)

(3) Restricted Securities
($ 000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $55 and represents 0.0% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
ADM Cranberry	6/30/00	$0
Totals		$0

The fund has registration rights for certain restricted securities held as of September 30, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Stock Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $5,591,735,000. Net unrealized gain aggregated $1,844,979,000 at period-end, of which $2,151,697,000 related to appreciated investments and $306,718,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended September 30, 2006, total realized gain/loss on all affiliated companies was $30,704,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006